Stock based compensation (Restricted Stock) (Details) - USD ($) $ / shares in Units, $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Restricted stock [Member]
Restricted Stock Activity [Roll Forward]
Nonvested at beginning of year (in shares)	421,900
Granted (in shares)	38,900
Vested (in shares)	(225,700)
Forfeited (in shares)	(30,900)
Nonvested at the end of year (in shares)	204,200	421,900
Weighted average grant date fair value (in dollars per share)	$ 18.87	$ 31.71	$ 29.83
Fair value of shares vested	$ 5.1	$ 10.9	$ 13.5
Restricted Stock Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years
Restricted Stock Activity [Roll Forward]
Nonvested at beginning of year (in shares)	849,100
Granted (in shares)	797,500
Vested (in shares)	(246,500)
Forfeited (in shares)	(187,900)
Nonvested at the end of year (in shares)	1,212,200	849,100
Weighted average grant date fair value (in dollars per share)	$ 18.06	$ 27.81
Fair value of shares vested	$ 6.7	$ 3.0	$ 0.4
Minimum [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	3 years
Maximum [Member] | Restricted stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Award vesting period	4 years